Guarantor Financial Data (Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 175,213	$ 337,356	$ 221,312	$ 557,579	$ 654,320	$ 472,056
Accounts receivable, net	1,057,642	1,060,249		839,566
Intercompany receivables, current	0	0		0
Inventories, net	1,149,178	1,008,379		886,731
Other current assets	235,614	222,370		239,868
Total current assets	2,617,647	2,628,354		2,523,744
Property, plant and equipment, net	591,805	598,746		581,245
Goodwill	1,042,410	1,045,077		1,012,530	864,927
Intercompany receivables, noncurrent	0	0		0
Investment in consolidated subsidiaries	0	0		0
Other assets, net	354,021	350,437		342,391
Total assets	4,605,883	4,622,614		4,459,910	4,248,894
Accounts payable	541,925	597,342		571,021
Intercompany payables, current	0	0		0
Accrued liabilities	831,182	808,601		817,837
Debt due within one year	370,635	53,623		51,481
Deferred taxes	8,848	10,755		16,036
Total current liabilities	1,752,590	1,470,321		1,456,375
Long-term debt due after one year	426,140	451,593		476,230
Intercompany payables, noncurrent	0	0		0
Retirement obligations and other liabilities	429,549	422,470		414,272
Total liabilities	2,608,279	2,344,384		2,346,877
Total Flowserve Corporation shareholders’ equity	1,987,600	2,269,813		2,103,022
Noncontrolling interest	10,004	8,417		10,011
Total equity	1,997,604	2,278,230		2,113,033	1,801,747	1,374,198
Total liabilities and equity	4,605,883	4,622,614		4,459,910
Parent (Issuer) [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	14,879	150,308	74,382	211,507	115,208	87,184
Accounts receivable, net	0	0		0
Intercompany receivables, current	8,811	0		0
Inventories, net	0	0		0
Other current assets	1,941	1,530		775
Total current assets	25,631	151,838		212,282
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Intercompany receivables, noncurrent	475,000	475,000		500,000
Investment in consolidated subsidiaries	2,257,361	2,122,734		1,884,896
Other assets, net	8,898	10,039		13,268
Total assets	2,766,890	2,759,611		2,610,446
Accounts payable	0	0		0
Intercompany payables, current	11	223		177
Accrued liabilities	8,135	6,143		4,463
Debt due within one year	337,500	25,000		25,000
Deferred taxes	0	0		0
Total current liabilities	345,646	31,366		29,640
Long-term debt due after one year	425,000	450,000		475,000
Intercompany payables, noncurrent	1,144	1,144		1,144
Retirement obligations and other liabilities	7,500	7,288		1,640
Total liabilities	779,290	489,798		507,424
Total Flowserve Corporation shareholders’ equity	1,987,600	2,269,813		2,103,022
Noncontrolling interest	0	0		0
Total equity	1,987,600	2,269,813		2,103,022
Total liabilities and equity	2,766,890	2,759,611		2,610,446
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	256,748	271,571		208,786
Intercompany receivables, current	121,777	118,292		102,926
Inventories, net	386,409	357,870		276,379
Other current assets	102,186	94,413		103,962
Total current assets	867,120	842,146		692,053
Property, plant and equipment, net	191,364	194,671		191,451
Goodwill	671,858	673,013		633,678
Intercompany receivables, noncurrent	37,105	14,697		42,964
Investment in consolidated subsidiaries	1,434,339	1,336,856		1,257,037
Other assets, net	187,675	184,855		166,046
Total assets	3,389,461	3,246,238		2,983,229
Accounts payable	139,136	153,137		149,067
Intercompany payables, current	71,212	33,660		25,248
Accrued liabilities	246,021	271,535		255,323
Debt due within one year	15	5		5
Deferred taxes	0	0		0
Total current liabilities	456,384	458,337		429,643
Long-term debt due after one year	20	40		60
Intercompany payables, noncurrent	475,000	475,000		500,000
Retirement obligations and other liabilities	200,696	190,127		168,630
Total liabilities	1,132,100	1,123,504		1,098,333
Total Flowserve Corporation shareholders’ equity	2,257,361	2,122,734		1,884,896
Noncontrolling interest	0	0		0
Total equity	2,257,361	2,122,734		1,884,896
Total liabilities and equity	3,389,461	3,246,238		2,983,229
Nonguarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	160,334	187,048	146,930	346,072	539,112	384,872
Accounts receivable, net	800,894	788,678		630,780
Intercompany receivables, current	62,412	33,883		25,425
Inventories, net	762,769	650,509		610,352
Other current assets	131,487	126,427		135,131
Total current assets	1,917,896	1,786,545		1,747,760
Property, plant and equipment, net	400,441	404,075		389,794
Goodwill	370,552	372,064		378,852
Intercompany receivables, noncurrent	1,144	1,144		1,144
Investment in consolidated subsidiaries	0	0		0
Other assets, net	157,448	155,543		163,077
Total assets	2,847,481	2,719,371		2,680,627
Accounts payable	402,789	444,205		421,954
Intercompany payables, current	121,777	118,292		102,926
Accrued liabilities	577,026	530,923		558,051
Debt due within one year	33,120	28,618		26,476
Deferred taxes	8,848	10,755		16,036
Total current liabilities	1,143,560	1,132,793		1,125,443
Long-term debt due after one year	1,120	1,553		1,170
Intercompany payables, noncurrent	37,105	14,697		42,964
Retirement obligations and other liabilities	221,353	225,055		244,002
Total liabilities	1,403,138	1,374,098		1,413,579
Total Flowserve Corporation shareholders’ equity	1,434,339	1,336,856		1,257,037
Noncontrolling interest	10,004	8,417		10,011
Total equity	1,444,343	1,345,273		1,267,048
Total liabilities and equity	2,847,481	2,719,371		2,680,627
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Intercompany receivables, current	(193,000)	(152,175)		(128,351)
Inventories, net	0	0		0
Other current assets	0	0		0
Total current assets	(193,000)	(152,175)		(128,351)
Property, plant and equipment, net	0	0		0
Goodwill	0	0		0
Intercompany receivables, noncurrent	(513,249)	(490,841)		(544,108)
Investment in consolidated subsidiaries	(3,691,700)	(3,459,590)		(3,141,933)
Other assets, net	0	0		0
Total assets	(4,397,949)	(4,102,606)		(3,814,392)
Accounts payable	0	0		0
Intercompany payables, current	(193,000)	(152,175)		(128,351)
Accrued liabilities	0	0		0
Debt due within one year	0	0		0
Deferred taxes	0	0		0
Total current liabilities	(193,000)	(152,175)		(128,351)
Long-term debt due after one year	0	0		0
Intercompany payables, noncurrent	(513,249)	(490,841)		(544,108)
Retirement obligations and other liabilities	0	0		0
Total liabilities	(706,249)	(643,016)		(672,459)
Total Flowserve Corporation shareholders’ equity	(3,691,700)	(3,459,590)		(3,141,933)
Noncontrolling interest	0	0		0
Total equity	(3,691,700)	(3,459,590)		(3,141,933)
Total liabilities and equity	$ (4,397,949)	$ (4,102,606)		$ (3,814,392)